CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2017
CONVERTIBLE NOTES
Schedule of convertible notes

For the year ended
December 31,
2017
Face value of convertible notes (at inception)	$100,000
Transaction costs associated with convertible notes	(4,205)
Equity component of convertible notes, net of allocated transaction costs	(24,110)

Liability component of convertible notes	71,685
Accretion of convertible notes	4,897

Balance, December 31, 2017	$76,582